Financial Risk Management - Schedule of Financial Assets and Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Restricted cash	$ 805	$ 830
Cash and cash equivalents	14,038	14,872	$ 67,158
Non-current trade payables	934	7,194
Warrant liabilities	43
Current trade and other payables	12,687	5,935
Payables to related parties	1,095	585
Credit Risk [Member]
Statement Line Items [Line Items]
Amounts receivable	239	769
Restricted cash	851	830
Cash and cash equivalents	14,038	14,872
Total exposure	15,128	16,471
Foreign Exchange Risk [Member]
Statement Line Items [Line Items]
Amounts receivable	263	627
Cash and cash equivalents and restricted cash	14,090	10,523
Total Financial assets	14,353	11,150
Non-current trade payables	(932)	(7,194)
Warrant liabilities	(43)
Current trade and other payables	(12,426)	(5,834)
Payables to related parties	(24)	(146)
Total Financial liabilities	(13,425)	(13,174)
Net financial (liabilities) assets exposed to foreign currency risk	$ (928)	$ (2,024)